Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment [Abstract]
Schedule of related to stock options
	Number of Stock Options	Weighted average exercise price

Balance as of January 1, 2021	-	$-
Granted	10,381,959	0.48
Exercised	-	-
Balance as of December 31, 2021	10,381,959	0.48

INX Stock Options exercisable at the end of year	5,396,720	$0.25

Schedule of estimate the fair value of the above options granted to employees using the Black- Scholes option pricing model
	2022	2021

Expected term (years)	10	10
Expected volatility	89.78% -94.32%	94% - 94.67%
Estimated exercise price	$0.17-0.55	$0.037 -1.06
Risk-free interest rate	1.37% -3.356%	1.37% -1.71%
Dividend yield	-	-